Segment Information (Tables)	12 Months Ended
Aug. 31, 2024
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	For the year ended August 31, 2022
	Continuing operations
	Overseas Schools	Complementary Education Services	K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	652,773	389,090	397,428	1,439,291
Costs of revenue	(574,744)	(229,230)	(264,652)	(1,068,626)
Segment gross profit	78,029	159,860	132,776	370,665
Operating (loss)/income	(720,846)	90,000	(1,744)	(632,590)

For the year ended August 31, 2023
	Continuing operations
	Overseas Schools	Complementary Education Services	K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	809,488	519,247	443,392	1,772,127
Costs of revenue	(657,099)	(316,014)	(331,586)	(1,304,699)
Segment gross profit	152,389	203,233	111,806	467,428
Operating loss	(109,689)	(38,777)	(13,212)	(161,678)
For the year ended August 31, 2024
	Continuing operations
	Overseas Schools	Complementary Education Services	K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	951,190	495,087	308,929	1,755,206
Costs of revenue	(725,938)	(312,010)	(213,672)	(1,251,620)
Segment gross profit	225,252	183,077	95,257	503,586
Operating (loss)/income	(914,272)	74,773	19,056	(820,443)

Schedule of Long-Lived Assets from Continuing Operations Including Property and Equipment, Net, and Operating Lease Right-of-Use Assets	The following table presents total revenues from continuing operations for the years ended August 31, 2022, 2023 and 2024 from a geographical perspective:
	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues from sales originated:
China **	825,061	1,003,250	854,915
Canada	7,013	3,263	4,331
US	89,309	112,840	131,055
UK	517,908	652,774	764,696
Singapore	-	-	209
Total	1,439,291	1,772,127	1,755,206
**	Includes mainland China and Hong Kong.

Schedule of Long-Lived Assets from Continuing Operations Including Property and Equipment, Net, and Operating Lease Right-of-Use Assets	The following table presents long-lived assets from continuing operations including property and equipment, net, and operating lease right-of-use assets as of August 31, 2023 and 2024 from a geographical perspective:
	As of August 31,
	2023	2024
	RMB	RMB
China **	142,761	108,595
US	378,691	338,188
UK	1,358,563	1,321,972
Total	1,880,015	1,768,755
**	Includes mainland China and Hong Kong.